CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	¥ 515,101,000	$ 80,831,000	¥ (2,680,259,000)	¥ (181,246,000)
Adjustments to reconcile net loss to net cash generated from operating activities:
Foreign exchange loss (gain), net	(110,036,000)	(17,267,000)	(228,125,000)	27,995,000
Depreciation and amortization	1,267,578,000	198,911,000	988,983,000	772,205,000
Loss on disposal of property and equipment and intangible assets	6,339,000	995,000	6,032,000	271,000
Allowance for doubtful debt	18,399,000	2,887,000	2,393,000	1,557,000
Share-based compensation expense	320,010,000	50,217,000	136,804,000	43,916,000
Impairment of receivables from equity investees				52,142,000
Impairment of loan receivable to potential investee	2,807,000	440,000
Deferred income tax (benefits) loss	325,000	51,000	(22,508,000)	(64,887,000)
Loss (gain) from equity method investments	38,666,000	6,068,000	(10,869,000)	50,553,000
Distribution received from an equity method investment			17,723,000	20,200,000
Gain from disposal of equity investments without readily determinable fair value			(257,000)	(5,536,000)
Gain from disposal of equity method investment				(17,853,000)
Gain from disposal of subsidiaries	(17,153,000)	(2,692,000)
Impairment of long-lived assets	109,267,000	17,146,000	81,619,000
Impairment of a long-term investment	3,495,000	548,000	13,030,000
Loss on debt extinguishment			18,895,000	18,895,000
Lease expense	557,865,000	87,541,000	375,112,000	205,787,000
Changes in the fair value of convertible promissory notes	(829,149,000)	(130,112,000)	2,544,220,000
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Accounts and notes receivable	(533,323,000)	(83,690,000)	(171,608,000)	(156,134,000)
Prepaid expenses and other current assets	73,639,000	11,556,000	(117,110,000)	(328,224,000)
Amounts due from related parties	(17,502,000)	(2,746,000)	37,468,000	11,352,000
Accounts and notes payables	195,728,000	30,714,000	(13,741,000)	9,185,000
Unrecognized tax benefits	8,877,000	1,393,000	66,253,000	(4,234,000)
Accrued expenses and other payables	315,989,000	49,586,000	91,123,000	77,275,000
Deferred revenue	(7,550,000)	(1,185,000)	5,620,000	(129,000)
Advances from customers	307,000	48,000	(27,098,000)	398,655,000
Income taxes payable	14,742,000	2,313,000	(19,004,000)	34,917,000
Deferred government grants	93,000	15,000		500,000
Amounts due to related parties	7,431,000	1,166,000	(5,605,000)	6,044,000
Operating lease liabilities	(554,023,000)	(86,938,000)	(355,953,000)	(170,284,000)
Net cash generated from operating activities	1,387,922,000	217,796,000	714,243,000	802,922,000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(2,691,928,000)	(422,422,000)	(2,473,332,000)	(1,248,834,000)
Purchases of intangible assets	(42,285,000)	(6,635,000)	(30,091,000)	(26,515,000)
Purchases of land use rights	(91,744,000)	(14,397,000)		(24,460,000)
Proceeds from disposal of property and equipment	10,220,000	1,604,000	1,777,000	2,484,000
Proceeds from disposal of land use right			9,397,000
Proceed from disposal of subsidiaries, net			5,802,000
Payments for short-term investments	(64,605,000)	(10,138,000)	(328,182,000)	(436,737,000)
Payment of loan to a third party	(16,474,000)	(2,585,000)	(12,562,000)
Payment of loans to related parties	(75,872,000)	(11,906,000)	(62,531,000)	(66,704,000)
Receipt of loans to third parties	17,010,000	2,669,000	30,000,000
Proceeds received from maturity of short-term investments	347,520,000	54,533,000	397,575,000	312,198,000
Proceeds from disposal of long-term investments	120,000	19,000	1,923,000	18,955,000
Payments for long-term investments	(5,000,000)	(785,000)		(9,330,000)
Prepayments and deposits for acquiring data center	(679,941,000)	(106,699,000)	(1,302,601,000)	(82,536,000)
Collection of deposit for acquiring data center	30,000,000	4,708,000	106,436,000	30,000,000
Payments for acquisitions, net of cash acquired	(509,634,000)	(79,973,000)	(369,924,000)	(148,067,000)
Cash receipt from related parties due to restructuring			140,738,000	67,563,000
Payment for other investment activities			(3,599,000)
Net cash used in investing activities	(3,772,613,000)	(592,007,000)	(3,889,174,000)	(1,611,983,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of loan from a related party				(47,893,000)
Proceeds from exercise of stock options, net of issuance cost	472,000	74,000	3,029,000	429,000
Proceeds from issuance of ordinary shares	(131,000)	(21,000)	2,680,421,000	572,000
Proceeds from Series A perpetual convertible preferred shares			1,058,325,000
Payment of issuance cost of Series A perpetual convertible preferred shares			(9,374,000)
Proceeds from long-term bank borrowings	1,628,438,000	255,537,000	594,619,000
Proceeds from short-term bank borrowings			34,000,000	234,500,000
Proceeds from other long-term borrowings	220,000,000	34,523,000	374,448,000	110,000,000
Repayment of long-term bank borrowings	(179,455,000)	(28,160,000)	(33,000,000)	(85,110,000)
Repayment of short-term bank borrowings	(34,000,000)	(5,335,000)	(234,500,000)	(50,000,000)
Repayment and deposits for other long-term borrowings	(175,123,000)	(27,481,000)	(125,825,000)	(19,399,000)
Payments for purchase of property and equipment through finance leases	(579,660,000)	(90,961,000)	(376,232,000)	(333,614,000)
Repayment of loan from third parties	(66,884,000)	(10,496,000)	(169,325,000)	(67,659,000)
Contribution from noncontrolling interest in subsidiaries	11,223,000	1,761,000	24,903,000	8,532,000
Prepayment for future share repurchase plan				(9,778,000)
Payments for share repurchase and cancellation (Note 29)	(1,701,807,000)	(267,051,000)	(130,472,000)	(11,840,000)
Repayment of notes payable	(1,945,620,000)	(305,310,000)		(95,565,000)
Profit distribution to noncontrolling interest	(272,000)	(43,000)
Net cash (used in) generated from financing activities	967,577,000	151,833,000	4,163,255,000	461,557,000
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	9,150,000	1,438,000	(229,064,000)	43,660,000
Net increase (decrease) in cash and cash equivalents and restricted cash	(1,407,964,000)	(220,940,000)	759,260,000	(303,844,000)
Cash and cash equivalents and restricted cash at beginning of year	3,116,437,000	489,037,000	2,357,177,000	2,661,021,000
Total cash and cash equivalents and restricted cash	1,708,473,000	268,097,000	3,116,437,000	2,357,177,000
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	1,372,481,000	215,372,000	2,710,349,000	1,808,483,000
Restricted cash-current	327,767,000	51,434,000	270,450,000	478,873,000
Restricted cash-non-current	8,225,000	1,291,000	135,638,000	69,821,000
Total cash and cash equivalents and restricted cash	1,708,473,000	268,097,000	3,116,437,000	2,357,177,000
Supplemental disclosures of cash flow information:
Income taxes paid	(82,995,000)	(13,024,000)	(102,330,000)	(41,684,000)
Interest paid	(259,765,000)	(40,763,000)	(284,270,000)	(215,889,000)
Interest received	30,121,000	4,727,000	37,817,000	59,054,000
Supplemental disclosures of non-cash activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	2,080,748,000	326,515,000	479,022,000	618,126,000
Purchase of property and equipment through finance leases	284,007,000	44,567,000	217,190,000	357,573,000
Purchase of property and equipment included in accrued expenses and other payables	321,140,000	50,394,000	591,187,000	344,248,000
Purchase of intangible assets included in accrued expenses and other payables	(129,000)	(20,000)	2,862,000	(1,642,000)
2021 Notes
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance cost				1,976,474,000
2025 Convertible promissory notes
Adjustments to reconcile net loss to net cash generated from operating activities:
Changes in the fair value of convertible promissory notes	829,149	130,112	2,544,220
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance cost			1,387,781,000
2026 Convertible promissory notes
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance cost	¥ 3,790,396,000	594,796,000
Proceeds from issuance of notes | $		$ 600,000
Convertible Notes Payable
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase and repayment of 2020 Notes (Note 17)			¥ (915,543,000)	¥ (1,148,092,000)